FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES - Exchange Gains and Losses (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Exchange gain (loss)	$ (164)	$ 56	$ (626)	$ 327